Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Dividend paid		$ 3,377,564	$ 630,785
Dividend distributed		$ 3,377,564	$ 247,731